Income tax, Components of income tax, Geographical classification (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax [Abstract]
Current tax	£ (1,406)	£ (8,952)	£ (12,448)
Deferred tax [Abstract]
Deferred tax	(1,515)	(453)	(819)
Total income tax credit	(2,921)	(9,405)	(13,267)
United States [Member]
Current tax [Abstract]
Federal	692	106	(16)
State	75	0	0
Deferred tax [Abstract]
Federal	(1,488)	(453)	(819)
State	0	0	0
United Kingdom [Member]
Current tax [Abstract]
Current tax	(2,173)	(9,058)	(12,432)
Deferred tax [Abstract]
Deferred tax	0	0	0
Ireland [Member]
Current tax [Abstract]
Current tax	0	0	0
Deferred tax [Abstract]
Deferred tax	£ (27)	£ 0	£ 0